Financial liabilities - Schedule of Fair Value of Amended Loans (Details)	Dec. 31, 2022	Oct. 14, 2022
Fair Value Per Share
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	5.07	4.04
Convertion Price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	7.00	7.00
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	75.70	76.60
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	12.70	12.20
Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	4.19	3.97